Investments in subsidiary undertakings, joint ventures and associates - Equity method and fair value through profit or loss (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiary undertakings, joint ventures and associates
Fair value of associates accounted for at fair value through profit or loss	£ 1,200	£ 2,400
Share of profits from joint ventures and associates, net of related tax	291	302	£ 182
Other comprehensive income in the joint ventures and associates	0	0	0
Unrecognised share of losses of a joint venture	0	0	0
Unrecognised share of losses of a associate	0	0	0
Contingent liabilities in relation to interests in joint ventures	0	0	0
Capital commitments in relation to interests in joint ventures	0	0	0
Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	291	302	182
Operating segments | Asia insurance operations
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	178	121	94
Operating segments | Asia asset management
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	61	60	54
Operating segments | General insurance commission (UK and Europe insurance operations)
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	36	106	21
Operating segments | UK and Europe asset management
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	16	15	13
Shareholder-backed
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	255	196	161
With-profits | UK with-profits fund
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	£ 36	£ 106	£ 21